May 3, 2013
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Mr. Mark Cowan Document Control — EDGAR

RE:	RiverSource of New York Variable Annuity Account 2 (“Registrant”) RiverSource® Endeavor Select Variable Annuity File Nos.: 333-139764 and 811-07511
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus supplement for the above-referenced variable annuity does not differ from that contained in Registrant’s Post-Effective Amendment No. 15 (Amendment). This Amendment was filed electronically on April 26, 2013.
If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.
Sincerely,

/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and Assistant Secretary